Commitments and Contingencies (Rental expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Rental expense	$ 688	$ 570	$ 424